DUE TO BANKS AND CORRESPONDENTS	12 Months Ended
Dec. 31, 2022
DUE TO BANKS AND CORRESPONDENTS [Abstract]
DUE TO BANKS AND CORRESPONDENTS
15	DUE TO BANKS AND CORRESPONDENTS

a)	This item consists of the following:

	2022	2021
	S/(000)	S/(000)

International funds and others (b)	4,694,617	3,519,453
Promotional credit lines (c)	4,107,294	3,592,008
	8,801,911	7,111,461
Interest payable	135,500	101,485
Total	8,937,411	7,212,946

b)	This item consists of the following:

	2022	2021
	S/(000)	S/(000)

Bank of New York Mellon	572,100	–
Corporación Financiera de Desarrollo (COFIDE)	503,538	563,136
Standard Chartered Bank (i)	456,244	–
International Finance Corporation (IFC)	382,840	–
Citibank N.A.	381,400	398,700
Wells Fargo Bank, N.A. (i)	380,020	677,790
The Toronto Dominion Bank	247,910	–
Caixabank	190,700	–
Bank of America N.A. (i)	189,470	920,036
HSBC Bank USA (i)	189,321	–
JP Morgan Chase Bank, N.A. (i)	189,321	–
Banco Internacional del Perú S.A.A. (Interbank)	150,000	–
Bancoldex	126,957	174,145
Scotiabank Perú S.A.A.	120,000	180,198
Banco BBVA Perú	114,000	119,900
ICBC Perú Bank S.A.	100,000	–
Banco de Occidente	84,096	43,167
Bradesco Bac Florida Bank	76,280	–
Bancolombia S.A.	59,604	78,715
Zurcher Kantonalbank	95,350	–
Banco de la Nación	–	185,000
Others	85,466	178,666
Total	4,694,617	3,519,453

As of December 31, 2022, the loans have maturities between January 2023 and December 2031 (between January 2022 and March 2032, as of December 31, 2021) and accrue interest in soles currency at rates that fluctuate between 2.23 percent and 9.45 percent (between 1.15 percent and 7.53 percent, as of December 31, 2021) and accrue interest in foreign currency as follows:

	2022		2021
	Min	Max	Min	Max
	%	%	%	%
Boliviano	6.00	6.00	0.73	6.00
Chilean Peso	–	–	5.20	5.26
Colombian Peso	0.40	17.04	0.40	8.30
U.S. Dollar	1.50	6.32	0.43	6.30

(i)
In November 2022, the Bank agreed on a loan under the Club Deal Loan Format at 25 months for US$250.0 million equivalent to S/953.5 million, having as borrowers to five foreign banks: Wells Fargo – Administrative Agent, Standard Chartered, JP Morgan Chase, HSBC Bank and Bank of America. The loan accrues interest at a variable interest rate of 3 months SOFR plus a 1.5 percent spread. Likewise, the expenses related to said transaction were deferred and accrued proportionally during the months of November and December 2022 and will continue accruing during the term of the loan.

c)
Promotional credit lines represent loans granted by Corporación Financiera de Desarrollo and Fondo de Cooperación para el Desarrollo Social (COFIDE and FONCODES by its acronyms in Spanish, respectively) to promote the development of Peru, they mature between January 2023 and January 2032 and bear annual interest in soles at rates that fluctuate between 3.50 percent and 7.60 percent and interest in foreign currency 7.75 percent as of December 31, 2022 (between January 2022 and January 2032 and with annual interest in soles between 6.00 percent and 7.60 percent and interest in foreign currency 7.75 percent as of December 31, 2021). These lines of credit are guaranteed with a portfolio of Fondo Mi Vivienda mortgage loans amounting to S/4,107.3 million and S/3,592.0 million, as of December 31, 2022 and 2021, respectively.

d)	As of December 31, 2022 and 2021 the following table presents the maturities of due to banks and based on the period remaining to maturity:

	2022	2021
	S/(000)	S/(000)

Up to 3 months	1,420,872	1,786,693
From 3 months to 1 year	1,562,224	1,255,291
From 1 to 3 years	2,660,926	1,091,482
From 3 to 5 years	694,308	781,547
More than 5 years	2,463,581	2,196,448
Total	8,801,911	7,111,461

e)
As of December 31, 2022 and 2021, lines of credit granted by various local and foreign financial institutions, to be used for future operating activities total S/8,801.9 million and S/7,111.5 million, respectively.

f)
Certain debts to banks, correspondents and other entities include specific agreements on how the funds received should be used, the financial conditions that the Bank must maintain, as well as other administrative matters. In Management’s opinion, these specific agreements have been fulfilled by the Bank as of December 31, 2022 and 2021.